Capital structure and financing - C.3. Debt and financing (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 5,671	$ 6,508
Less: portion payable within one year	(138)	(32)
Debt and financing – non-current	5,533	6,476
Total non-current financing due after more than one year	144	188
Total	282	221
Borrowings	5,815	6,697
Millicom International Cellular S.A. (Luxembourg)
Disclosure of detailed information about borrowings [line items]
Borrowings	2,401	2,388
Guatemala
Disclosure of detailed information about borrowings [line items]
Borrowings	1,233	1,463
Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings	554	713
Paraguay
Disclosure of detailed information about borrowings [line items]
Borrowings	524	665
Bolivia
Disclosure of detailed information about borrowings [line items]
Borrowings	153	246
Panama
Disclosure of detailed information about borrowings [line items]
Borrowings	734	759
Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings	146	142
El Salvador
Disclosure of detailed information about borrowings [line items]
Borrowings	71	174
Nicaragua
Disclosure of detailed information about borrowings [line items]
Borrowings	0	148
Bonds
Disclosure of detailed information about borrowings [line items]
Total non-current financing	4,418	4,638
Total non-current financing due after more than one year	43	111
Bank and Development Financial Institution
Disclosure of detailed information about borrowings [line items]
Total non-current financing	1,253	1,832
Total non-current financing due after more than one year	68	59
Other financing
Disclosure of detailed information about borrowings [line items]
Total non-current financing		38
Total non-current financing due after more than one year	$ 33	$ 18
Bilateral facility with IIC
Disclosure of detailed information about borrowings [line items]
Borrowings face amount			$ 50	$ 144,054.5
Borrowings, interest rate			9.45%	9.45%